INCOME TAX (Details) - Schedule of Reconciliation of Effective Statutory Income Tax Rates - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Reconciliation of Effective Statutory Income Tax Rates [Abstract]
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$ 57,072	$ 73,503
Income tax expense computed at Canadian statutory rates	15,409	19,846
Foreign tax rates different from statutory rate	(3,398)	(7,172)
Permanent items	635	2,567
Withholding taxes	1,428	1,191
Change in unrecognized deferred tax assets	(286)	(3,438)
Income tax expense	$ 13,788	$ 12,994